Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Eaton Vance NextShares Trust
Central Index Key	dei_EntityCentralIndexKey	0001573035
Document Creation Date	dei_DocumentCreationDate	Feb. 29, 2016
Document Effective Date	dei_DocumentEffectiveDate	Feb. 29, 2016
Prospectus Date	rr_ProspectusDate	Feb. 25, 2016